Income Tax Expense (Details) - Schedule of Income Tax Expense - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Income Tax Expense [Abstract]
Loss from continuing operations before income tax expense	$ (6,936,957)	$ (3,786,507)	$ (2,854,254)
Tax at the Australian tax rate	(1,734,239)	(946,627)
Tax effect of amounts which are not deductible (taxable) in calculating taxable income:
R&D tax incentive	(191,245)	(98,219)
Accounting expenditure subject to R&D tax incentive	439,644	225,791
Share-based payments	825	56,738
Net impact of other amounts not deductible (taxable)	(220,449)	(453,038)
Subtotal	(1,705,464)	(1,215,355)
Tax losses and other timing differences for which no deferred tax asset is recognized	1,705,464	1,215,355
Income tax expense